Segmented information (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Applied Technologies [Member]
Total additions to long-lived assets excluding business combinations	$ 2,201	$ 4,408	$ 3,000
On-Road Systems [Member]
Total additions to long-lived assets excluding business combinations	645	15,555	10,306
Off-Road Systems [Member]
Total additions to long-lived assets excluding business combinations	0	908	1,481
Corporate And Technology Investments [Member]
Total additions to long-lived assets excluding business combinations	10,400	5,579	16,565
Segments Reportable [Member]
Total additions to long-lived assets excluding business combinations	$ 13,246	$ 26,450	$ 31,352